LEASES	12 Months Ended
Dec. 31, 2019
LEASES
LEASES

9.   LEASES

The Company has entered into non-cancelable agreements with initial or remaining terms in the range of one to six years for office premises. When determining the lease term, the Company includes options to extend or terminate the lease when it is reasonably certain that it will exercise that option, if any. All of the Company's leases qualify as operating leases. With the adoption of ASC 842, the Company has recorded a right-of-use asset and corresponding lease liability, by calculating the present value of future lease payments, discounted at a range of 4.75% to 4.90%, the Company's incremental borrowing rate, over the expected term. Variable lease cost and short-term leases (lease terms less than 12 months) are recognized as incurred.

The components of lease expense for the year ended December 31, 2019 are as follows:

RMB
Amortization of right-of-use assets	48,995
Interest on lease liabilities	4,462
Expenses for short-term lease within 12 months	4,239
Total lease expense	57,696

Supplemental balance sheet information related to leases as of December 31, 2019 is as follows:

RMB
Operating lease right-of-use assets	320,809
Operating lease liabilities, current	34,817
Operating lease liabilities, non-current	50,763
Total lease liabilities	85,580
Weighted average remaining lease term (in years)	1.28
Weighted average discount rate	4.76%

The weighted average remaining lease term excludes land use rights that are recorded within right-of-use assets. If included, the weighted average remaining lease term would be 26.71 years.

9.   LEASES (Continued)

Supplemental cash flow information related to leases for the year ended December 31, 2019 is as follows:

RMB
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash outflows for operating leases	46,495

Maturities of lease liabilities as of December 31, 2019 were as follows:

RMB
2020	36,728
2021	26,535
2022	19,351
2023	11,089
2024	700
Total undiscounted lease payments	94,403
Less: Imputed interest	(8,823)
Total lease liabilities	85,580

Disclosures Related to Periods Prior to Adoption of New Lease Standard

Rental expenses for the years ended December 31, 2017 and 2018 were RMB53,433 and RMB67,960, respectively.